Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000237259 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	21.62%	14.62%	15.59%
C000238839 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	45.40%	10.93%	11.61%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	22.32%	13.41%	15.51%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	22.82%	12.31%	15.06%
Russell 2000 Value Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	43.01%	8.23%	10.89%